PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment as of March 31, 2026, and June 30, 2025, is as follows:

	March 31, 2026	June 30, 2025

Plant and machinery	$2,056,949	$1,843,774
Office equipment	6,239	6,161
Computers	15,837	14,233
Motor vehicles	4,730	4,240
Furniture and fittings	4,932	4,421
Renovation	4,943	4,431
	2,093,630	1,877,260
Less: accumulated depreciation	(689,257)	(480,820)
Foreign exchange adjustment	73,997	178,544
Total Property, plant and equipment	$1,478,370	$1,574,984

●	Depreciation Expense:

○	Three months ended March 31, 2026 and 2025: $58,935 and $56,972, respectively.

○	Nine months ended March 31, 2026 and 2025: $170,611 and $194,347, respectively.

●	Impairment:

○	Three months ended March 31, 2026 and 2025: $0 and $137,632, respectively.

○	Nine months ended March 31, 2026 and 2025: $0 and 137,632, respectively.

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment at June 30, 2025 and 2024 is as follows:

	As of June 30,
	2025	2024

Land and building	$-	$1,258,360
Plant and machinery	1,843,774	1,875,761
Office equipment	6,161	6,168
Computers	14,233	13,908
Motor vehicles	4,240	140,989
Furniture and fittings	4,421	16,359
Renovation	4,431	4,431
	1,877,260	3,315,976
Less: accumulated depreciation	(480,820)	(382,141)
Foreign exchange adjustment	178,544	(17,829)
Total Property, plant and equipment	$1,574,984	$2,916,006

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Property, Plant and Equipment

●	Depreciation expense for the years ended June 30, 2025 and 2024: $248,940 and $417,517, respectively

●	Impairment losses for the years ended June 30, 2025 and 2024: $137,632 and $134,042, respectively, related to assets intended to be disposed and transferred to assets held for disposal at net carrying values of $350,000 and $606,043, respectively

●	Write-offs of plant and machinery for the years ended June 30, 2025 and 2024: $0 and $3,979, respectively

●	Assets pledged as collateral:

○ Land and buildings with a net carrying amount of $0 and $701,817 as of June 30, 2025 and 2024, respectively

●	Assets under financing arrangements:

○ Plant and machinery: $0 and $7,688 as of June 30, 2025 and 2024, respectively

○ Motor vehicles: $0 and $98,362 as of June 30, 2025 and 2024, respectively

On December 10, 2024, CEO Jack Wong entered into a Sale and Purchase Agreement (the “Wong Agreement”) with VRI to purchase the Property at the current market value of $857,500 with payment in equal installments over 26 pay cycles. Pursuant to the Agreement, VRI shall immediately transfer ownership of the Property to CEO Jack Wong by Warranty Deed, free of encumbrances except as specified in the Agreement. The transfer of title was completed on December 19, 2024.